SIGNIFICANT RISKS AND UNCERTAINTIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 11,118	$ 20,143
Sales Revenue, Net [Member]
Foreign currency risk
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Foreign currency risk
Concentration Risk, Percentage	10.00%	10.00%